Disclosure of New Standards in the Period (Details 1) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenues	$ 688	$ 902	$ 1,840	$ 3,531	$ 3,820	$ 789	$ 165
Operating loss	(4,605)	(3,555)	(7,396)	(2,911)	5,414	7,185	8,683
Loss before taxes on income					(6,567)	(6,404)	(8,364)
Taxes on income					4	29	29
Net loss	$ (4,893)	$ (2,965)	$ (7,841)	$ (3,142)	$ 6,571	$ 6,433	$ 8,393
Basic and diluted net loss per share	$ (0.08)	$ (0.08)	$ (0.11)	$ (0.08)	$ 0.17	$ 0.19	$ 0.3
IAS 18 (excluding impact of IFRS 15) [Member]
Statement Line Items [Line Items]
Revenues					$ 3,619
Operating expenses					(9,234)
Operating loss					(5,615)
Financial expense, net					(727)
Loss before taxes on income					(6,342)
Taxes on income					(4)
Net loss					$ (6,346)
Basic and diluted net loss per share					$ 0.08
Adjustments [Member]
Statement Line Items [Line Items]
Revenues					$ (201)
Operating expenses
Operating loss					(201)
Financial expense, net					426
Loss before taxes on income					225
Taxes on income
Net loss
Basic and diluted net loss per share
As reported (IFRS 15) [Member]
Statement Line Items [Line Items]
Revenues					$ 3,820
Operating expenses					(9,234)
Operating loss					(5,414)
Financial expense, net					(1,153)
Loss before taxes on income					(6,567)
Taxes on income					(4)
Net loss					$ (6,571)
Basic and diluted net loss per share					$ 0.08